SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-117357

Investment Company Act File No. 811-21574

Eaton Vance Floating-Rate Income Trust

Name of Registrant

Two International Place, Boston, MA 02110

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption. This notice amends and replaces in its entirety the notice previously filed with respect to such redemptions on the date hereof.

(1)	Title of Class of Securities to be Redeemed:

Auction Preferred Shares (“APS”) Series A, Series B, Series C, Series D and Series E

(2)	Date on Which the Securities are to be Redeemed:

The APS will be redeemed on the Dividend Payment Date for each Series as follows: Series A on October 28, 2009, Series B on October 29, 2009, Series C on October 30, 2009, Series D on November 10, 2009 and Series E on November 9, 2009.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Article VII, Paragraphs 4(a)(i), 4(b) and 4(c) of the Amended By-laws

(4)	Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

SERIES A: 520 shares selected pro rata among the holders of the Series A Shares in proportion to the number of Series A Shares they hold.

SERIES B: 520 shares selected pro rata among the holders of the Series B Shares in proportion to the number of Series B Shares they hold.

SERIES C: 520 shares selected pro rata among the holders of the Series C Shares in proportion to the number of Series C Shares they hold.

SERIES D: 520 shares selected pro rata among the holders of the Series D Shares in proportion to the number of Series D Shares they hold.

SERIES E: 520 shares selected pro rata among the holders of the Series E Shares in proportion to the number of Series E Shares they hold.

Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

Signature

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 21st day of October 2009.

Eaton Vance Floating-Rate Income Trust

By: /s/ Barbara E. Campbell
Name: Barbara E. Campbell
Title: Treasurer